Areas of Significant Judgement and Estimation Uncertainty	12 Months Ended
Dec. 31, 2022
Judgements and Estimates [Abstract]
Areas of Significant Judgement and Estimation Uncertainty	AREAS OF SIGNIFICANT JUDGEMENT AND ESTIMATION UNCERTAINTY
In preparing these consolidated financial statements, management has made judgements, estimates and assumptions that affect the application of the Company’s accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from estimates and assumptions made as the estimation process is inherently uncertain. All estimates and assumptions are reviewed on an ongoing basis based on relevant facts and circumstances, and new reliable information or experience. Revisions to estimates are recognized in the period in which the estimates are revised and in any future periods affected. Information about critical judgements that management has made in the process of applying the Company’s accounting policies that have the most significant effect on amounts recognized in these consolidated financial statements and the major sources of estimation uncertainty at December 31, 2022 that could result in a material adjustment to the carrying amounts of assets and liabilities within the next financial year are as follows:
(a)Judgements
(i)Acquisitions
On acquisition of a set of assets and liabilities, management applies judgement in determining whether the set acquired includes the inputs and processes applied to those inputs necessary to constitute a business as defined in IFRS 3 – Business Combinations. If an acquired set of assets and liabilities includes goodwill, the set is presumed to be a business. Transactions accounted for as business combinations may result in goodwill or a bargain purchase gain and transaction costs are expensed. Transactions accounted for as asset acquisitions do not result in goodwill or a bargain purchase gain and transaction costs are capitalized as part of the assets acquired.
Based on an assessment of the relevant facts and circumstances, the Company concluded that the acquisition of Premier on April 7, 2021 (note 5(c)) met the criteria for accounting as a business combination and that Equinox Gold was the acquirer. The Company’s acquisition of an additional 10% interest in Greenstone on April 16, 2021 (note 5(d)) was determined to be an asset acquisition.
(ii)Functional currency
The functional currency of the Company and each of its subsidiaries and joint operation is the currency of the primary economic environment in which the entity operates. The Company determined the functional currency of the Company and each of its significant subsidiaries is the US dollar, and the functional currency of Greenstone is the Canadian dollar. Determination of functional currency involves certain judgements about the primary economic environment. The Company will reconsider its functional currency and that of its subsidiaries and joint operation if there is a change in events and conditions that determine the primary economic environment and account for the effects of a change in functional currency prospectively.
(iii)Investments
Management applies judgement in assessing whether the facts and circumstances pertaining to certain investments result in the Company having control, joint control or significant influence over the investee.
On June 28, 2022, the Company received a 35% interest in Sandbox Royalties Corp. (“Sandbox”), formerly Rosedale Resources Ltd., as consideration for the sale of a portfolio of royalty interests and other assets to Sandbox (note 5(b)). At December 31, 2022, the Company’s interest in Sandbox was 34.4%. Based on the Company’s share of outstanding voting rights held and representation on Sandbox’s board of directors and the interchange of managerial personnel, the Company determined that it had significant influence over Sandbox, but not control or joint control, on initial recognition and as at December 31, 2022.
The Company determined that its initial 50% interest in Greenstone, acquired in connection with the Premier Acquisition (note 5(c)), represented joint control of Greenstone and that Greenstone was a joint operation due to provisions in the limited partnership agreement that require unanimous approval of the partners regarding its relevant activities, and the fact that the partnership is primarily designed for the provision of output to the partners, giving the partners rights to substantially all the economic benefits of its assets, and is dependent on the partners on a continuous basis to settle its liabilities. On April 16, 2021, upon acquisition of an additional 10% interest in Greenstone (note 5(d)), resulting in the Company’s total interest in the project being 60%, the Company reassessed its conclusion on joint control and the classification of the joint arrangement and determined no changes were required as the acquisition of the additional interest did not change the contractual sharing of control.
4.    AREAS OF SIGNIFICANT JUDGEMENT AND ESTIMATION UNCERTAINTY (CONTINUED)
(a)Judgements (continued)
(iii)Investments (continued)
On April 28, 2021, upon sale of a portion of the Company’s shareholdings in Solaris Resources Inc. (“Solaris”), the Company’s interest in Solaris decreased to 19.9%. The Company determined that due to the reduction of its interest, the Company no longer had significant influence and discontinued accounting for its interest using the equity method. The Company recognized a gain of $186.1 million on reclassification of its investment (note 5(f)). At December 31, 2022 and 2021, the Company’s investment in Solaris common shares is accounted for as a marketable security measured at FVOCI.
(iv)Achievement of operating levels intended by management
Until a mineral property, plant or equipment is capable of operating at levels intended by management, costs incurred, other than costs associated with the sale of gold doré produced, and including borrowing costs incurred on qualifying assets, are capitalized as part of the cost of the asset. Depletion of capitalized development and construction costs for a mineral property and related property and equipment begins when the mine is capable of operating at levels intended by management. Management considers several factors in determining when a mineral property, plant or equipment is capable of operating at levels intended by management. Amongst other quantitative and qualitative factors, throughput, mill grades, recoveries, and for a heap leach operation, stacking rates and irrigation rates, are assessed over a reasonable period to make this determination.
The Company determined that Santa Luz was capable of operating at levels intended by management effective September 30, 2022 (note 9(b)).
(v)Indicators of impairment
Judgement is applied in assessing whether certain facts and circumstances are indicators of impairment, and accordingly, require an impairment test to be performed. The Company considers both external and internal sources of information in assessing whether there are any indications that its assets or CGUs may be impaired. External sources of information the Company considers include changes in the market, economic and legal environment in which the Company operates that are not within its control and are expected to affect the recoverable amount of CGUs. Internal sources of information the Company considers include the manner in which mineral properties, plant and equipment are being used or are expected to be used and measures of economic performance of the assets. The primary external factors considered are changes in spot and forecast metal prices, changes in laws and regulations and the Company’s market capitalization relative to its net asset carrying amount. The primary internal factors considered are the Company’s current mine performance against expectations, changes in mineral reserves and resources, life of mine plans and exploration results.
During the year ended December 31, 2022, management concluded that there was an indication that the Los Filos CGU may be impaired and as a result, the Company performed an impairment test as at September 30, 2022 (notes 4(b)(vi) and 9(c)).
(vi)Contracts to buy or sell a non-financial item
Judgement is applied in determining whether a contract to buy or sell a non-financial item should be accounted for as a derivative financial instrument measured at FVTPL which includes an assessment of whether the contract can be settled net in cash or another financial instrument and whether the contract was entered into and continue to held for the purpose of the receipt or delivery of the non-financial item in accordance with the Company’s expected purchase, sale or usage requirements. Factors considered by management include the settlement provisions of the contract, the Company’s past practices, the nature of the non-financial item, and the Company’s life of mine plans.
In August 2022, the Company entered into two power purchase agreements for the delivery of power to certain of its mines in Brazil at fixed prices based on a pre-determined formula for a predetermined annual volume over a period of 10 years commencing in January 2023. Management concluded that while power is a commodity and therefore considered readily convertible to cash, the contract does not meet the criteria for accounting as a derivative financial instrument based on the Company’s expected power usage requirements for the relevant mines over the contract term. Accordingly, the Company will recognize an expense for the costs of power as the power is delivered.
4.    AREAS OF SIGNIFICANT JUDGEMENT AND ESTIMATION UNCERTAINTY (CONTINUED)
(a)Judgements (continued)
(vii)Income taxes
In determining the Company’s income tax expense (recovery) for the period, management applies judgement in the interpretation of tax legislation in multiple jurisdictions. The Company is subject to tax assessments by various taxation authorities, which may interpret legislation differently. These differences may affect the final amounts or timing of tax payments. The amounts recognized in the consolidated financial statements are based on management’s judgements on the application of tax legislation and the probable outcome of tax assessments.
(viii)Contingencies
Contingent assets and liabilities can relate to, but are not limited to, environmental obligations, litigation, regulatory proceedings, tax matters and losses resulting from other events. Management exercises significant judgement in assessing whether the outflow of economic benefits has become probable and thereby requiring present obligations to be recognized in the consolidated financial statements, unless a reliable estimate of the amount cannot be made, or in the case of contingent assets, the inflow of economic benefits has become virtually certain.
(b)Key sources of estimation uncertainty
(i)Mineral reserve and mineral resource estimates
The Company estimates its mineral reserves and mineral resources based on information compiled by qualified persons as defined by National Instrument (“NI”) 43-101 – Standards of Disclosure for Mineral Projects. Estimates of proven and probable mineral reserves, and measured and indicated mineral resources are used in the calculation of depreciation, depletion and determination, when applicable, of the recoverable amount of CGUs, and for forecasting the timing of reclamation and closure cost expenditures.
There are numerous uncertainties inherent in estimating mineral reserves and resources, and assumptions that are valid at the time of estimation may change significantly when new information becomes available. Changes in forecast metal prices, foreign exchange rates, operating costs or recovery rates may change the economic status of mineral reserves and resources and may, ultimately, result in estimates of mineral reserves and resources being revised. Changes in estimates of mineral reserves and resources could impact depreciation and depletion rates, asset carrying amounts and the provisions for reclamation and closure costs.
(ii)Valuation of inventories
Inventories are measured at the lower of weighted average cost and NRV. The weighted average costs of inventories include the cost of direct labour and materials, and an allocation of mine-site overhead expenses and depreciation and depletion of assets used during the mining and processing activities to produce the inventories. The determination of NRV involves the use of estimates. The NRV of inventories is calculated as the estimated price at the time of eventual sale based on prevailing and forecast metal prices less estimated future costs to convert the inventories into saleable form and associated selling costs. The NRV of inventories is assessed at the end of each reporting period. Changes in the estimates of NRV may result in a write-down of inventories or a reversal of a previous write-down.
In determining the valuation of heap leach ore inventories, the Company makes estimates of recoverable ounces on the leach pads based on quantities of ore placed on the leach pads, the grade of ore placed on the leach pads and an estimated recovery rate. Actual timing and ultimate recovery of gold contained on the leach pads can differ significantly from these estimates. Changes in estimates of recoverable ounces on the leach pads can impact the Company’s ability to recover the carrying amount of the inventories and may result in a write-down of inventories.
(iii)Reclamation and closure cost provisions
The Company’s provisions for reclamation and closure costs represent management’s best estimate of the present value of the future cash outflows required to settle the liabilities, which reflects estimates of future costs, inflation, movements in foreign exchange rates and assumptions of risks associated with the future cash outflows, and the applicable risk-free interest rates for discounting the future cash outflows. Changes in the above estimates and assumptions can result in changes to the provisions recognized by the Company.
4.    AREAS OF SIGNIFICANT JUDGEMENT AND ESTIMATION UNCERTAINTY (CONTINUED)
(b)Key sources of estimation uncertainty (continued)
(iii)Reclamation and closure cost provisions (continued)
Changes to the provisions for reclamation and closure costs are recognized with a corresponding change to the carrying amounts of related mineral properties, plant and equipment during the period of change. Adjustments to the carrying amounts of related mineral properties, plant and equipment can result in a change to future depreciation and depletion expense.
(iv)Income taxes and value-added taxes receivable
Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply in the periods the assets are realized and the liabilities are settled. In determining the applicable rates to apply, the Company makes estimates of the timing of reversal of temporary differences. The Company also makes estimates of the amounts and timing of future taxable income available against which deductible temporary differences can be utilized. Estimates of future taxable income are based on forecast results of operations, application of tax legislation and available tax opportunities. The impacts of changes in these estimates are recognized in the period of change.
The Company provides for uncertain tax treatments based on management’s judgement on the probable outcome of tax assessments. The amounts recognized are measured based on the most likely amount or, if there are a wide range of possible outcomes, the expected value of the liability. Adjustments for differences between amounts recognized and final amounts as assessed by the taxation authorities are made during the period such differences are identified.
The Company has receivables from various governments for federal and state value-added taxes (“VAT”). The timing and amount of VAT receivables collectible can be uncertain. Management makes significant estimates relating to the timing and amount of VAT receivables considered collectible. Changes in these estimates can result in the recognition or reversal of impairment losses in net income or loss and the reclassification of amounts between current and non-current.
(v)Fair value measurement of derivative financial instruments
The fair value measurement of the Company’s derivative financial instruments outstanding at December 31, 2022 requires the use of option pricing models or other valuation techniques. The fair value measurements of the Company’s investments in warrants and the Equinox Gold share purchase warrants with exercise prices denominated in CAD are estimated using an option pricing model that uses assumptions related to expected life and share price volatility as inputs. The fair value measurements of foreign exchange contracts are based on forward foreign exchange rates. The fair value measurement of the production component of the contingent consideration in connection with the acquisition of the additional 10% interest in Greenstone on April 16, 2021 is based on forward gold prices and assumptions related to the achievement of production milestones. Changes in assumptions and estimates used could result in changes in the fair values of the derivative financial instruments, which are recognized in net income or loss.
(vi)Measurement of the recoverable amount of the Los Filos CGU
The Company performed an impairment test for the Los Filos CGU as at September 30, 2022 (note 9(c)). As the FVLCOD calculated was more than the carrying amount of the Los Filos CGU, the Company concluded that no impairment loss was required to be recognized.
In estimating the FVLCOD, significant estimates and assumptions were made relating to future metal prices, production based on current estimates of mineral reserves, future operating costs and capital expenditures, future foreign exchange rates, discount rate and an in-situ value for mineral resources. These estimates and assumptions are subject to risk and uncertainty. Changes in these estimates can result in the recognition of future impairment losses.